Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

The following table presented the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Radio spectrum license	Network use right	Contract backlog	Customer relationships	Licenses	Supplier relationships	Trade names	Platform software	Non-compete agreements	Internal- use software	Property management relationship	Total
	RMB	RMB		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2017	73,445	91,568	15,834	18,338	412,775	12,557	88,443	168,385	3,924	8,903	40,006	43,163	977,341
Additions	11,073	—	—	—	—	—	—	—	—	—	9,238	—	20,311
Disposals	(5,973)	—	(15,086)	—	(134,706)	(4,000)	(7,227)	(37,270)	—	(4,297)	(41,660)	(30,178)	(280,397)
Foreign currency translation difference	(905)	(7,781)	—	—	—	—	—	—	—	—	—	—	(8,686)
Amortization expense	(27,011)	(6,646)	(748)	(6,588)	(52,992)	(757)	(19,304)	(12,217)	(3,241)	(3,347)	(5,524)	(5,227)	(143,602)
Impairment	—	—	—	—	(87,195)	(3,532)	(41,768)	(22,494)	—	(1,105)	—	(7,758)	(163,852)

Intangible assets, net December 31, 2017	50,629	77,141	—	11,750	137,882	4,268	20,144	96,404	683	154	2,060	—	401,115

Additions	18,744	—	—	—	—	—	—	—	—	—	6,093	—	24,837
Disposals	(6,772)	—	—	—	—	—	—	—	—	—	—	—	(6,772)
Foreign currency translation difference	364	3,884	—	—	—	—	—	—	—	—	—	—	4,248
Amortization expense	(15,711)	(8,117)	—	(6,588)	(24,921)	(385)	(3,074)	(5,813)	(683)	(110)	(2,713)	—	(68,115)

Intangible assets, net December 31, 2018	47,254	72,908	—	5,162	112,961	3,883	17,070	90,591	—	44	5,440	—	355,313

Intangible assets, net December 31, 2018 (US$)	6,873	10,604	—	751	16,429	565	2,483	13,176	—	6	791	—	51,678

Annual Estimated Amortization Expenses of Intangible Assets

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2019	56,567	8,227
2020	47,232	6,870
2021	45,005	6,545
2022	41,088	5,976
2023	28,322	4,120

	218,214	31,738